CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 708,371	$ 5,636,638
Other receivables	8,380	10,523
Prepaid expenses	351,876	335,485
Total current assets	1,068,627	5,982,646
Property and equipment, net	2,210,909	2,963,625
Mineral properties	32,128,133	32,128,133
Restricted investments held for reclamation bonds	1,175,725	1,186,681
Reclamation bonds	39,719	40,000
Deposits	12,462	2,200
Total non-current assets	35,566,948	36,320,639
Total assets	36,635,575	42,303,285
Current liabilities
Accounts payable	111,260	97,568
Accounts payable - related party	38,160	48,651
Accrued payroll and related taxes	57,719	67,166
Due to related party	23,290	23,290
Total current liabilities	230,429	236,675
Long-term liabilities
Asset retirement obligation	672,338	672,338
Deferred income taxes	0	616,695
Total long-term liabilities	672,338	1,289,033
Total liabilities	902,767	1,525,708
Commitments and contingencies	0	0
Stockholders' equity
Common stock, $0.001 par value; 400,000,000 shares authorized, 146,559,542 and 146,059,542 shares, respectively, issued and outstanding	146,558	146,058
Additional paid-in capital	64,156,279	63,269,641
Accumulated other comprehensive income	12,771	20,356
Accumulated deficit during exploration stage	(28,582,800)	(22,658,478)
Total stockholders' equity	35,732,808	40,777,577
Total liabilities and stockholders' equity	$ 36,635,575	$ 42,303,285